Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash outflow for leases	$ 765	$ 1,438	$ 2,013	$ 2,132
Cash outflow for low-value leases	252	28	115	90
Total cash outflow for leases	$ 1,017	$ 1,466	$ 2,128	$ 2,222